Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Fair Value of Investment Securities

The amortized cost and fair value of investment securities at December 31, 2012 and 2011 are as follows:

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$269,193,449	$546,153	$628,701	$269,110,901
Mortgage-backed securities	36,386,126	2,054,119	18,944	38,421,301
State, County, Municipals	105,300,892	5,640,711	372,243	110,569,360
Other investments	3,093,462	—	287,209	2,806,253

Total	$413,973,929	$8,240,983	$1,307,097	$420,907,815

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$234,356,518	$722,520	$140,550	$234,938,488
Mortgage-backed securities	32,434,828	2,683,030	—	35,117,858
State, County, Municipals	93,654,718	5,041,716	156,570	98,539,864
Other investments	3,093,462	—	1,064,167	2,029,295

Total	$363,539,526	$8,447,266	$1,361,287	$370,625,505

Gross Unrealized Losses and Fair Value of Investments with Unrealized Losses Not Deemed to be Other-Than-Temporarily Impaired

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012 and 2011 (in thousands):

December 31, 2012	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$105,433	$648	$—	$—	$105,433	$648
State, County, Municipal	14,466	371	260	1	14,726	372
Other investments	—	—	2,806	287	2,806	287

Total	$119,899	$1,019	$3,066	$288	$122,965	$1,307

December 31, 2011	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$24,859	$140	$—	$—	$24,859	$140
State, County, Municipal	4,583	138	962	19	5,545	157
Other investments	—	—	2029	1,064	2,029	1,064

Total	$29,442	$278	$2,991	$1,083	$32,433	$1,361

Amortized Cost and Estimated Fair Value of Securities by Contractual Maturity

The amortized cost and estimated fair value of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Due in one year or less	$6,806,566	6,978,341
Due after one year through five years	13,589,129	14,043,118
Due after five years through ten years	107,789,931	109,628,438
Due after ten years	285,788,303	290,257,918

Total	$413,973,929	420,907,815

Total Gross Realized Gains and Gross Realized Losses from Sale of Investment Securities

Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2012	2011	2010
Gross realized gains	$459,934	$715,223	$707,407
Gross realized losses	—	—	(42,794)

	$459,934	$715,223	$664,613